Derivative Liabilities	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

Note 8 Derivative Liabilities

The Company has various convertible instruments outstanding more fully described in Note 3, some of which contain derivative features. As of December 31, 2016, the fair value of the Company' s derivative liabilities was $2,747,122.

The following table summarizes the derivative liabilities included in the balance sheet:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Derivative Liabilities:
Balance at December 31, 2015	$-
Derivative balances assumed in merger	3,930,629
Additions	2,621,096
Change in fair value	(3,804,603)
Balance at December 31, 2016	$2,747,122

The fair values of derivative instruments were estimated using the Black Scholes valuation model based on the following weighted-average assumptions:

Convertible Debt Instruments
Risk-free rate	1.21%
Expected volatility	435.56%
Expected life	1 year